Accounts Receivable	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Accounts Receivable

Note 4. Accounts Receivable

Accounts receivable is recorded in the condensed consolidated balance sheets when customers are invoiced for revenue to be collected and there is an unconditional right to receive payment. Timing of revenue recognition may differ from the timing of invoicing customers resulting in deferred revenue until the Company satisfies its performance obligation.

Accounts receivable is presented net of an allowance for potentially uncollectible accounts. During the quarter ended June 30, 2022, the Company established an allowance for potentially uncollectible accounts that represents future expected credit losses over the life of the receivables based on past experience, current information and forward-looking economic considerations. The beginning and ending balances of accounts receivable, net of allowance, are as follows:

	June 30, 2022	December 31, 2021
Accounts receivable	$123,230	$70,474
Allowance for doubtful accounts	(11,222)	-
Accounts receivable, net	$112,008	$70,474